Stockholders' Equity and Warrants (Details) - USD ($)				11 Months Ended
	Jan. 24, 2023	Jan. 19, 2023	Dec. 05, 2022	Dec. 31, 2022	Mar. 31, 2023	Mar. 30, 2023	Oct. 03, 2022	Aug. 18, 2022	Jan. 25, 2022
Stockholders' Equity and Warrants (Details) [Line Items]
Company authorized				75,000,000	75,000,000
Common stock par value (in Dollars per share)				$ 0.001	$ 0.001
Common stock outstanding				8,193,875	11,722,754
Preferred Stock, Shares Outstanding			7,500,000
Preferred stock par value (in Dollars per share)			$ 0.001
Common stock issued				8,193,875	11,722,754
Common stock vote			one
Gross proceeds (in Dollars)	$ 7,000,000
Net proceeds (in Dollars)	$ 5,408,575
Purchase of aggregate shares		84,000
Shares of common stock percentage		6.00%
Warrant exercise (in Dollars per share)		$ 6
Public offering price percentage		120.00%
IPO [Member]
Stockholders' Equity and Warrants (Details) [Line Items]
Shares of common stock	1,400,000
Public offering price (in Dollars per share)	$ 5
Public offering price percentage				6.00%
Common Stock [Member]
Stockholders' Equity and Warrants (Details) [Line Items]
Company authorized			82,500,000						10,000,000
Common stock par value (in Dollars per share)			$ 0.001						$ 0.001
Common stock outstanding			75,000,000
Common stock issued						10,839	137,000	40,000